Document Information	Nov. 19, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Amendment	false
CIK	0001290476
Registrant Name	VILLAGE BANK AND TRUST FINANCIAL CORP.
Period End Date	Nov. 19, 2024